Share capital	12 Months Ended
Oct. 31, 2019
Share capital [Abstract]
Share capital
29 Share capital

Ordinary shares at 10 pence each as at October 31, 2019 (October 31, 2018: 10 pence each)

		October 31, 2019		October 31, 2018		April 30, 2017
	Note	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1 /May 1		436,800,513	65.8	229,674,479	39.7	228,706,210	39.6
Shares issued to satisfy option awards		6,109,091	0.1	1,894,673	0.2	968,269	0.1
Shares utilized to satisfy option awards		(4,804,817)	-	-	-	-	-
Share reorganisation		(74,521,459)	(18.7)	(16,935,536)	(2.9)	-	-
Shares issued relating to acquisition of the HPE Software business	38	-	-	222,166,897	28.8	-	-
At October 31		363,583,328	47.2	436,800,513	65.8	229,674,479	39.7

“B” shares at 335.859391 pence each (October 31, 2018: 168 pence each)

	October 31, 2019		October 31, 2018		April 30, 2017
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1 / May 1	-	-	-	-	-	-
Issue of B shares	413,784,754	1,800.0	229,799,802	500.0	-	-
Redemption of B shares	(413,784,754)	(1,800.0)	(229,799,802)	(500.0)	-	-
At October 31	-	-	-	-	-	-

Deferred D Shares at 10 pence each

	October 31, 2019		October 31, 2018		April 30, 2017
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1 / May 1	-	-	-	-	-	-
Issue of Deferred shares	74,521,459	-	-	-	-	-
Redemption of Deferred shares	(74,521,459)	-	-	-	-	-
At October 31	-	-	-	-	-	-

Share issuances during the 12 months to October 31, 2019
In the 12 months to October 31, 2019, 6,109,091 ordinary shares of 10 pence each (18 months to October 31, 2018: 1,894,673 ordinary shares of 10 pence; 12 months to April 2017: 968,269) were issued and 4,804,817 treasury shares were utilized by the Company to settle exercised share options. The gross consideration received in the 12 months to October 31, 2019 was $3.1m (18 months to October 31, 2018: $5.8m; 12 months to April 30, 2017: $2.0m). 222,166,897 ordinary shares of 10 pence each were issued by the Company as consideration for the acquisition of the HPE Software business in the 18 months ended October 31, 2018 (note 38).

At October 31, 2019, 30,200,905 treasury shares were held (October 31, 2018: 9,858,205; April 30, 2017: nil) such that the number of ordinary shares with voting rights was 333,382,423 (October 31, 2018: 426,942,308; April 30, 2017: 229,674,479) and the number of listed shares at October 31, 2019 was 363,583,328 (October 31, 2018: 436,800,513; April 30, 2017: 229,674,479).

Potential issues of shares
Certain employees hold options to subscribe for shares in the Company at prices ranging from nil pence to 1,963.00 pence under the following share option schemes approved by shareholders in 2005 and 2006: The Long-Term Incentive Plan 2005, the Additional Share Grants, the Sharesave Plan 2006 and the Employee Stock Purchase Plan 2006.

The number of shares subject to options at October 31, 2019 was 14,533,973 (October 31, 2018: 18,156,060; April 30, 2017: 8,607,889).

Share buy-back
On August 29, 2018, the Company announced the start of a share buy-back program for an initial tranche of up to $200m, which was extended on November 5, 2018 to a total value of $400m (including the initial tranche). On February14, 2019, the buy-back program was extended into a third tranche of up to $110m up until the day before the AGM which took place on March 29, 2019 when the current buy-back authority approved by shareholders at the 2017 AGM to make market purchases of up to 65,211,171 ordinary shares expired.

On July 17, 2019, the Company announced a new share buy-back program with an initial tranche of up to $200m. The Program was effected in accordance with the terms of the authority granted by shareholders at the 2019 AGM and the Listing Rules. On October 3, 2019, the Company completed the $200m share buy-back program. The total amount bought back under share buy-back programs was $710.0m, excluding expenses.

In addition to purchasing ordinary shares on the London Stock Exchange, Citi acquired American Depository Receipts representing ordinary shares (“ADRs”) listed on the New York Stock Exchange which it cancelled for the underlying shares and then sold such shares to the Company.

Shares bought back under these programs are held as treasury shares. Treasury share movements and share buy-back costs are shown below:

	12 months ended October 31, 2019	18 months ended October 31, 2018	Total
Treasury shares	Number	Number	Number
Share buy-backs	29,160,054	9,858,205	39,018,259
Shares issued to satisfy option awards	(4,804,817)	-	(4,804,817)
Share reorganisation	(4,012,537)	-	(4,012,537)
	20,342,700	9,858,205	30,200,905

Share buy-back numbers:
Ordinary shares bought on the London Stock Exchange	25,766,919	8,567,659	34,334,578
ADRs purchased on the New York Stock Exchange	3,393,135	1,290,546	4,683,681
	29,160,054	9,858,205	39,018,259

Share buy-back cost:	$m	$m	$m
Share buy-back cost	538.8	171.2	710.0
Expenses	5.9	0.5	6.4
	544.7	171.7	716.4

The weighted average price of shares bought back in the 12 months ended October 31, 2019 was £14.61 per share (18 months ended October 31, 2018 was £13.82 per share).

Return of Value
On April 29, 2019, a Return of Value was made to shareholders amounting to $1,800.0m (£1,389.7m) in cash (335.89 pence per existing Ordinary Share and American Depositary Shares (“ADS”) held at the Record Time of 6.00 pm on April 29, 2019). The Return of Value was approved by shareholders on 29 April 2019. The Return of Value was effected through an issue and redemption of B shares and resulted in a $1,800.0m increase in capital redemption reserve and a $1,800.0m reduction in the merger reserve. 413,784,754 “B” shares were issued at 335.859391 pence each, resulting in a total $1,800.0m being credited to the “B” share liability account. Subsequently and on the same date, 413,784,754 “B” shares were redeemed at 335.859391pence each and an amount of $1,800.0m was debited from the “B share liability account. The Group entered into a forward exchange contract to protect the Company from any foreign exchange movement and the resulting payment to shareholders of $1,800.0m incurred net transaction costs of $1.0m. The Return of Value was accompanied by a 0.8296 share consolidation and the share consolidation resulted in the issue of D deferred shares which were subsequently bought back for 1 pence, resulting in a transfer of $18.7m to the capital redemption reserve. The settlement date was May 13, 2019 for the Ordinary Shares.

On August 31, 2017 a Return of Value was made to shareholders amounting to $500.0m. The Return of Value was effected through an issue and redemption of B shares and resulted in a $500.0m increase in the capital redemption reserve, a $343.3m reduction in the merger reserve and a $156.7m reduction in share premium. 229,799,802 “B” shares were issued at 168 pence each, resulting in a total $500.0m being credited to the “B” share liability account. Subsequently and on the same date, 229,799,802 “B” shares were redeemed at 168 pence each and an amount of $500.0m was debited from the “B share liability account. The Return of Value was accompanied by a 0.9263 share consolidation and the share consolidation resulted in the issue of D deferred shares which were subsequently bought back for 1 penny, resulting in a transfer of $2.9m (note 31) to the capital redemption reserve.